Group assets and liabilities by business type - Accrued investment income and other debtors (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other assets
Property, plant and equipment	$ 893	$ 1,065	$ 1,795
Interest receivable	1,008	1,064
Other accrued income	419	577
Total accrued investment income	1,427	1,641
Other debtors comprises:
Amounts due from Reinsurers	920	216
Other sundry debtors	1,492	1,260
Total other debtors	3,171	2,054
Total accrued investment income and other debtors	4,598	3,695
Analysed as:
Expected to be settled within one year	4,151	3,191
Expected to be settled beyond one year	447	504
Policyholders
Other debtors comprises:
Amounts due from Policyholders and Intermediaries	757	574
Intermediaries
Other debtors comprises:
Amounts due from Policyholders and Intermediaries	$ 2	$ 4